Consolidated Balance Sheet - USD ($) $ in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Assets
Cash and balances at central banks	$ 190,353	$ 206,773	$ 192,817
Loans and advances to banks	16,435	17,781	15,360
Receivables from securities financing transactions	63,291	69,452	75,012
Cash collateral receivables on derivative instruments	43,766	39,254	30,514
Loans and advances to customers	384,878	393,960	398,693
Other financial assets measured at amortized cost	37,551	28,766	26,236
Total financial assets measured at amortized cost	736,274	755,987	738,632
Financial assets at fair value held for trading	99,730	114,995	131,033
of which: assets pledged as collateral that may be sold or repledged by counterparties	33,830	40,217	43,397
Derivative financial instruments	160,524	140,311	118,145
Brokerage receivables	19,289	20,762	21,839
Financial assets at fair value not held for trading	57,240	60,575	59,642
Total financial assets measured at fair value through profit or loss	336,784	336,643	330,659
Financial assets measured at fair value through other comprehensive income	2,251	9,093	8,844
Investments in associates	1,094	1,150	1,243
Property, equipment and software	11,109	11,365	11,712
Goodwill and intangible assets	6,312	6,383	6,378
Deferred tax assets	9,083	9,097	8,839
Other non-financial assets	9,567	10,158	9,836
Total assets	1,112,474	1,139,876	1,116,145
Liabilities
Amounts due to banks	15,202	16,649	13,101
Payables from securities financing transactions	5,956	7,110	5,533
Cash collateral payables on derivative instruments	40,468	39,609	31,801
Customer deposits	514,344	542,984	544,834
Funding from UBS Group AG	57,089	57,520	57,295
Debt issued measured at amortized cost	65,820	75,013	82,432
Other financial liabilities measured at amortized cost	10,516	10,167	9,765
Total financial liabilities measured at amortized cost	709,395	749,052	744,762
Financial liabilities at fair value held for trading	30,450	34,687	31,688
Derivative financial instruments	156,892	138,444	121,309
Brokerage payables designated at fair value	49,798	48,015	44,045
Debt issued designated at fair value	70,457	69,421	71,460
Other financial liabilities designated at fair value	30,373	32,374	32,414
Total financial liabilities measured at fair value through profit or loss	337,970	322,941	300,916
Provisions	3,407	3,413	3,452
Other non-financial liabilities	6,618	6,152	8,572
Total liabilities	1,057,390	1,081,558	1,057,702
Equity
Share capital	338	338	338
Share premium	24,661	24,660	24,653
Retained earnings	28,592	30,450	27,912
Other comprehensive income recognized directly in equity, net of tax	1,154	2,514	5,200
Equity attributable to shareholders	54,746	57,962	58,102
Equity attributable to non-controlling interests	339	356	340
Total equity	55,085	58,319	58,442
Total liabilities and equity	$ 1,112,474	$ 1,139,876	$ 1,116,145